Revenues - Schedule of Other Revenue (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Data subscription income [Member]
Schedule of Other Revenue [Line Items]
Total	$ 7,236,303	$ 6,756,403	$ 6,015,237
Co-marketing income [Member]
Schedule of Other Revenue [Line Items]
Total	225,048	487,006	1,371,198
Syndicate fees [Member]
Schedule of Other Revenue [Line Items]
Total	968,397	954,798	1,051,444
Lease income [Member]
Schedule of Other Revenue [Line Items]
Total	1,135,608	1,102,459	127,768
Other [Member]
Schedule of Other Revenue [Line Items]
Total	4,098,177	1,599,683	403,575
Other Revenue [Member]
Schedule of Other Revenue [Line Items]
Total	$ 13,663,533	$ 10,900,349	$ 8,969,222